PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

14.	PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

	As at March 31,
	2026	2025
	HK$	HK$

Trade receivables	5,411,404	1,632,602
Less: Provision for expected credit losses	-	-

	5,411,404	1,632,602
Other receivables	36,878	11,260
Less: Provision for expected credit loss	-	-

Trade and other receivables	5,448,282	1,643,862
Prepayments and deposits	1,590,252	4,053,457
Prepayment for project cost	-	592,501

	7,038,534	6,289,820
Less: Receivables and prepayments and deposits within twelve months shown under current assets	(6,281,371)	(3,933,688)

Rental deposits and prepayments shown under non-current assets	757,163	2,356,132

Details of impairment assessment of trade receivables for the years ended March 31, 2026 and 2025 are set out in note 24(b).

For customers with good credit quality and payment history, the Group allows credit periods from 14 to 90 days (2025: 14-90 days).

The following is an aged analysis of trade receivables (net of allowance for credit losses) presented based on the invoice date at the end of the reporting period, which approximates the revenue recognition dates:

	2026	2025
	HK$	HK$

Up to 30 days	5,411,404	1,632,602

Before accepting any new customer, the Group will assess the potential customer’s credit quality and define its credit limits. Credit sales are made to customers with an appropriate credit history. Credit limits attributed to customers and credit terms granted to customers are reviewed regularly.

As at March 31, 2026, there is no balance past due (2025: Nil) and the Group does not hold any collateral over these balances.